INVENTORIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
INVENTORIES
Food and beverage	$ 38,500	$ 42,694		$ 47,224
Merchandise	51,777	59,943		65,098
Consumables	2,253	9,906		7,194
Total inventories	$ 92,530	$ 112,543	[1]	$ 119,516	[1]

[1]	Restatements in Note 35 to align with IFRS 3 book value method for business combination